Pensions and post retirement benefits - Deficit reduction contributions (Parenthetical) (Details) £ in Millions	12 Months Ended
Dec. 31, 2017 GBP (£)
United Kingdom Retirement Fund (UKRF) [member] | 2017 [member] | Deficit contributions 30 September 2013 valuation [Member]
Disclosure of fair value of plan assets [line items]
Maximum contribution payable upon deficit exceeding level	£ 500